UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2000

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	November 3, 2000

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ITALIAN PASTA CL A    COM              027070101      825    43000 SH       SOLE                    43000
AMSOUTH BANCORP                COM              032165102      215    17187 SH       SOLE                                      17187
AT&T                           COM              001957109     3870   131750 SH       SOLE                   120000             11750
BANC ONE CORP COM              COM              06423A103      491    12700 SH       SOLE                                      12700
BP AMOCO P L C SPONSORED ADR   COM              055622104      205     3872 SH       SOLE                                       3872
C-CUBE MICROSYSTEMS INC-NEW    COM              12501N108      615    30000 SH       SOLE                    30000
CARDINAL HEALTH INC COM        COM              14149Y108     1914    21700 SH       SOLE                                      21700
CHART INDUSTRIES               COM              16115Q100     2932   572024 SH       SOLE                   570000              2024
CHARTER ONE FINL INC COM       COM              160903100     3379   138623 SH       SOLE                    55125             83498
CHECKFREE CORP                 COM              162813109    21680   517525 SH       SOLE                   500000             17525
CHECKPOINT SYS INC             COM              162825103     9029  1193875 SH       SOLE                  1161400             32475
CONCORD EFS INC COM            COM              206197105      352     9900 SH       SOLE                                       9900
CONSECO                        COM              208464107    23857  3128762 SH       SOLE                  2875000            253762
CONSOL STORES CORP             COM              210149100      189    14000 SH       SOLE                                      14000
CROWN CORK & SEAL CO           COM              228255105     1069   100000 SH       SOLE                   100000
DUFF & PHELPS SELECT UTIL      COM              264324104      156    16000 SH       SOLE                                      16000
EQUIFAX INC COM                COM              294429105      484    17950 SH       SOLE                                      17950
EVERCEL                        COM              299759100     2345   109400 SH       SOLE                   105000              4400
EXABYTE CORP                   COM              300615101      281    25000 SH       SOLE                                      25000
FANTOM TECHNOLOGIES COM        COM              306906108     5292   984500 SH       SOLE                   930000             54500
FEDERATED DEPT STORE           COM              31410H101      376    14400 SH       SOLE                                      14400
GREAT ATL & PAC CO             COM              390064103    12976  1172900 SH       SOLE                  1050000            122900
IMAX CORP                      COM              45245E109    12846   758400 SH       SOLE                   670000             88400
INTERMUNE PHARMACE INC COM     COM              45885B100      271     5000 SH       SOLE                     5000
INTRAWARE INC COM              COM              46118M103       75    10000 SH       SOLE                    10000
K MART CORP                    COM              482584109     2850   475000 SH       SOLE                   450000             25000
KING PHARMACEUTICALS COM       COM              495582108     1003    30000 SH       SOLE                    30000
LOWES COMPANIES INC            COM              548661107      337     7500 SH       SOLE                                       7500
MERCURY GENERAL CORP           COM              589400100     6798   240100 SH       SOLE                   170000             70100
MILESTONE SCIENTIFIC COM       COM              59935P100     1628   840000 SH       SOLE                   825000             15000
NATIONAL HEALTH INVS COM       COM              63633D104       94    13856 SH       SOLE                                      13856
NATIONAL HEALTH REALTY INC     COM              635905102     4041   475377 SH       SOLE                                     475377
NATIONAL HEALTHCARE CORP       COM              635906100     4179  1172977 SH       SOLE                                    1172977
NETBANK INC COM                COM              640933107      750    63450 SH       SOLE                    56000              7450
NOBEL LEARNING COMMUNITIES INC COM              654889104      705    80000 SH       SOLE                    80000
NORTHLAND CRANBERRIES          COM              666499108     1136  1010000 SH       SOLE                   945000             65000
RATIONAL SOFTWARE CORP COM NEW COM              75409P202     1387    20000 SH       SOLE                    20000
ROSETTA INPHARMATICS COM       COM              777777103      837    30000 SH       SOLE                    30000
SEPRACOR INC COM               COM              817315104      613     5000 SH       SOLE                     5000
SLI INC COM                    COM              78442T108     4607   630000 SH       SOLE                   605000             25000
SPRINT CORP                    COM              852061100      586    20000 SH       SOLE                    20000
THERMOGENESIS CORP COM NEW     COM              883623209      297   100000 SH       SOLE                   100000
UCAR INTL INC COM              COM              90262K109      226    17800 SH       SOLE                    17800
VERIZON COMMUNICATIONS COM     COM              92343V104      499    10300 SH       SOLE                                      10300
WASTE MGMT INC DEL COM         COM              94106L109      366    21000 SH       SOLE                    21000
WORLDCOM INC GA NEW            COM              55268b106     1132    37264 SH       SOLE                                      37264